Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
18.	RELATED PARTY TRANSACTIONS

(a)	Related parties

Name of related parties	Relationship with the Company
Bitmain Technologies Holding Company and its affiliates (“Bitmain”)	Related parties of one of the Company’s shareholders
Mr. Liang Lu	Ultimate voting control of the Company
(b)	Other than disclosed elsewhere, the Company had the following significant related party transactions for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31,
	2024	2023	2022

Services provided by:
- Bitmain	177,162	166,541	83,878

The Company purchased infrastructure hosting services and hash rate services from Bitmain for the years ended December 31, 2024, 2023 and 2022 which were recognized in cost of revenues.

(c)	The Company had the following related party balances as of December 31, 2024 and 2023:

	As of December 31,
	2024	2023

Amount due from/ (due to) related parties:
- Mr. Liang Lu (i)	25	38
- Bitmain, net (i) (ii)	31,512	(30,229)

Pledged Bitcoins- current
- Bitmain (Note 5)	12,569	-

(i)	The amount due from/(to) related parties as of December 31, 2024 and 2023 was interest free without a stated maturity.

(ii)	The amounts due from/(to) Bitmain as of December 31, 2024 and 2023 represented the net balance of hosting services fees payable, prepaid hash rate fees and mining equipment purchase price.